COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income [Abstract]
Net income	$ 1,253	$ 1,910	$ 2,768
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	(22)	632	(844)
Unrealized gain (loss) on derivative financial instruments	(104)	(63)	40
Unrealized gain (loss) from available-for-sale securities	12	65	(115)
Gain (loss) on defined benefit plans	42	(60)	(23)
Total Other Comprehensive Income (Loss)	(72)	574	(942)
Total comprehensive income	1,181	2,484	1,826
Comprehensive income (loss) attributable to the non-controlling interests	(14)	(51)	6
Comprehensive income attributable to Teva	$ 1,195	$ 2,535	$ 1,820